Impairment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges

Six months ended 30 June	Pre-tax amount 2024 US$m	Taxation 2024 US$m	Non-controlling interest 2024 US$m	Net Amount 2024 US$m	Pre-tax amount 2023 US$m
Aluminium – Tiwai Point	41	37	—	78	—
Aluminium – Porto Trombetas (MRN)	(23)	—	—	(23)	—
Aluminium – Alumina refineries	—	—	—	—	(1,175)
Net impairment reversals/(charges)	18	37	—	55	(1,175)

Allocated as:
Property, plant and equipment	41				(1,175)
Share of profit after tax of equity accounted units	(23)
Net impairment reversals/(charges)	18				(1,175)

Comprising:
Impairment reversals/(charges) of consolidated balances				41	(1,175)
Impairment charges related to EAUs (pre-tax)				(35)	—
Net impairment reversals/(charges) in the financial information by business unit (page 51)				6	(1,175)
Taxation				49	347
Non-controlling interests				—	—
Net impairment reversals/(charges) in the income statement				55	(828)